Revenue (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	€ 160,408	€ 129,058	€ 93,054
Sales of goods
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	81,164	81,340	67,971
Commissions
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	25,011	14,394	10,764
Fulfillment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	26,855	14,980	6,297
Value Added Services [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	20,492	14,553
Marketing and Advertising
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	6,089	2,262	1,716
Other revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	€ 797	€ 1,529	€ 6,306